PROVISION FOR ENVIRONMENTAL REHABILITATION (Narrative) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)
Gibraltar mine [Member]
Disclosure of other provisions [line items]
25 Basis point increase or decrease could result in a change in the PER	$ 17.7
Reclamation bonding requirement			$ 139.5		$ 108.5
Surety bonds	124.2		$ 108.5
Additional surety bonds required	$ 15.3
Gibraltar mine [Member] | Bottom of range [Member]
Disclosure of other provisions [line items]
Inflation rate	2.03%	2.03%	1.89%	1.89%
Gibraltar mine [Member] | Top of range [Member]
Disclosure of other provisions [line items]
Inflation rate	1.70%	1.70%	1.67%	1.67%
Gibraltar mine [Member] | Cash flows within first 30 years [Member]
Disclosure of other provisions [line items]
Nominal risk-free discount rate	3.53%	3.53%	3.00%	3.00%
Gibraltar mine [Member] | Cash flows beyond 30 years [Member]
Disclosure of other provisions [line items]
Nominal risk-free discount rate	4.87%	4.87%	4.19%	4.19%
Florence Copper [Member]
Disclosure of other provisions [line items]
Surety bonds		$ 37.1		$ 36.1
Florence Copper [Member] | Bottom of range [Member]
Disclosure of other provisions [line items]
Real risk-free rates	1.47%
Florence Copper [Member] | Top of range [Member]
Disclosure of other provisions [line items]
Real risk-free rates	2.62%